DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt
DEBT
Mortgage Indebtedness. The Company’s mortgage notes payable consist of the following (dollars in thousands):

Interest Rate Type	Principal Outstanding as of June 30, 2012 (2)	Principal Outstanding as of December 31, 2011 (2)	Weighted Average Interest Rate at June 30, 2012	Maturity Date
Fixed Rate	$98,818	$98,739	5.56%	August 2015 - June 2047
Variable Rate(1)	58,562	59,159	5.00%	August 2015
	$157,380	$157,898

(1)	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.0% (subject to a 1.0% LIBOR floor).

(2)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of June 30, 2012 and December 31, 2011.
On June 28, 2012, the Company refinanced four of its existing United States Department of Housing and Urban Development (“HUD”) mortgage notes totaling $20.9 million. The Company maintained the original maturity dates, reduced the weighted average interest rate from 5.75% to 2.49% per annum and increased the aggregate outstanding principal amount of the mortgage notes by $1.1 million. In connection with the refinancing, the Company wrote off $0.2 million in unamortized deferred financing costs related to the original mortgage notes. Subsequent to June 30, 2012, the Company refinanced one additional HUD mortgage note totaling $13.5 million. The Company maintained the original maturity date, reduced the interest rate from 5.90% to 2.49% per annum and increased the aggregate outstanding principal amount of the mortgage note by $0.4 million.

On May 1, 2012, the Company amended the Amended, Restated and Consolidated Loan Agreement with General Electric Capital Corporation. The Company reduced the interest rate spread of the floating rate portion (totaling $58.6 million as of June 30, 2012) by 50 basis points and maintained the fixed rate portion (totaling $31.1 million as of June 30, 2012) at the original pricing of 6.82%; however, the reduced pricing will apply to the fixed portion of the loan beginning on December 19, 2013 when it converts to a floating rate loan. The Company also agreed to prepayment terms that do not allow for prepayment for the loan prior to May 1, 2014 unless the prepayment is either approved by the lender in its sole discretion or arises from a refinancing of one or more of the applicable facilities under a loan program insured or otherwise supported by HUD.
8.125% Senior Notes due 2018. On October 27, 2010, the Operating Partnership and Sabra Capital Corporation, wholly owned subsidiaries of the Company (the “Issuers”), issued $225.0 million aggregate principal amount of 8.125% senior, unsecured notes (the “Senior Notes”) in a private placement. The Senior Notes were sold at par, resulting in gross proceeds of $225.0 million and net proceeds of approximately $219.9 million after deducting commissions and expenses. On December 6, 2010, substantially all of the net proceeds were used by Sun to redeem the $200.0 million in aggregate principal amount outstanding of Old Sun’s 9.125% senior subordinated notes due 2015, including accrued and unpaid interest and the applicable redemption premium. In March 2011, the Issuers completed an exchange offer to exchange the Senior Notes for substantially identical 8.125% senior unsecured notes registered under the Securities Act of 1933, as amended (also referred to herein as the “Senior Notes”).
On July 26, 2012, the Issuers issued an additional $100.0 million aggregate principal amount of 8.125% senior notes, which are treated as a single class with the existing Senior Notes. The notes were issued at 106.0% providing net proceeds of $103.8 million after underwriting costs but before other offering expenses and a yield-to-maturity of 6.92%.
The obligations under the Senior Notes are fully and unconditionally guaranteed, jointly and severally, on an unsecured basis, by Sabra and certain of Sabra’s existing and, subject to certain exceptions, future material subsidiaries; provided, however, that such guarantees are subject to release under certain customary circumstances.  See "Note 9. Summarized Condensed Consolidating Information" for additional information concerning the circumstances pursuant to which the guarantors will be automatically and unconditionally released from their obligations under the guarantees.
The Senior Notes are redeemable at the option of the Issuers, in whole or in part, at any time, and from time to time, on or after November 1, 2014, at the redemption prices set forth in the indenture governing the Senior Notes (the “Indenture”), plus accrued and unpaid interest to the applicable redemption date. In addition, prior to November 1, 2014, the Issuers may redeem all or a portion of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium, plus accrued and unpaid interest to the applicable redemption date. At any time, or from time to time, on or prior to November 1, 2013, the Issuers may redeem up to 35% of the principal amount of the Senior Notes, using the proceeds of specific kinds of equity offerings, at a redemption price of 108.125% of the principal amount to be redeemed, plus accrued and unpaid interest, if any, to the applicable redemption date. Assuming the Senior Notes are not redeemed, the Senior Notes mature on November 1, 2018.
The Indenture governing the Senior Notes contains restrictive covenants that, among other things, restrict the ability of Sabra, the Issuers and their restricted subsidiaries to: (i) incur or guarantee additional indebtedness; (ii) incur or guarantee secured indebtedness; (iii) pay dividends or distributions on, or redeem or repurchase, their capital stock; (iv) make certain investments or other restricted payments; (v) sell assets; (vi) create liens on their assets; (vii) enter into transactions with affiliates; (viii) merge or consolidate or sell all or substantially all of their assets; and (ix) create restrictions on the ability of Sabra's restricted subsidiaries to pay dividends or other amounts to Sabra. The Indenture governing the Senior Notes also provides for customary events of default, including, but not limited to, the failure to make payments of interest or premium, if any, on, or principal of, the Senior Notes, the failure to comply with certain covenants and agreements specified in the Indenture for a period of time after notice has been provided, the acceleration of other indebtedness resulting from the failure to pay principal on such other indebtedness prior to its maturity, and certain events of insolvency. If any event of default occurs, the principal of, premium, if any, and accrued interest on all the then outstanding Senior Notes may become due and payable immediately. As of June 30, 2012, the Company was in compliance with all applicable financial covenants under the Senior Notes.

Amended Secured Revolving Credit Facility. On November 3, 2010, the Operating Partnership and certain subsidiaries of the Operating Partnership (together with the Operating Partnership, the “Borrowers”) entered into a secured revolving credit facility with certain lenders as set forth in the related credit agreement and Bank of America, N.A., as Administrative Agent, Swing Line Lender and L/C Issuer (each as defined in such credit agreement). The secured revolving credit facility is secured by, among other things, a first priority lien against certain of the properties owned by certain of the Company’s subsidiaries. The obligations of the Borrowers under the secured revolving credit facility are guaranteed by the Company and certain of its subsidiaries. On February 10, 2012, the Borrowers amended the secured revolving credit facility (the “Amended Secured Revolving Credit Facility”) to increase the borrowing capacity from $100.0 million to $200.0 million (up to $20.0 million of which may be utilized for letters of credit) and to include an accordion feature that allows the Borrowers to increase borrowing availability under the Amended Secured Revolving Credit Facility by up to an additional $150.0 million, subject to certain terms and conditions. Borrowing availability under the Amended Secured Revolving Credit Facility is subject to a borrowing base calculation based on, among other factors, the lesser of (i) the mortgageability cash flow (as such term is defined in the credit agreement ) or (ii) the appraised value, in each case of the properties securing the Amended Secured Revolving Credit Facility. Borrowing availability under the Amended Secured Revolving Credit Facility terminates, and all borrowings mature, on February 10, 2015, subject to a one-year extension option. As of June 30, 2012, there was $42.5 million outstanding on the Company’s Amended Secured Revolving Credit Facility and $157.5 million available for borrowing. The Company used a portion of the proceeds from its July 2012 offering of $100.0 million aggregate principal amount of 8.125% senior notes to repay the borrowings outstanding on the Amended Secured Revolving Credit Facility.
Borrowings under the Amended Secured Revolving Credit Facility bear interest on the outstanding principal amount at a rate equal to an applicable percentage plus, at the Borrowers' option, either (a) LIBOR or (b) a base rate determined as the greater of (i) the federal funds rate plus 0.5%, (ii) the prime rate, and (iii) one-month LIBOR plus 1.0% (the “Base Rate”). The applicable percentage for borrowings will vary based on the Consolidated Leverage Ratio, as defined in the credit agreement, and will range from 2.00% to 3.00% per annum for borrowings at the Base Rate and 3.00% to 4.00% per annum for LIBOR based borrowings. As of June 30, 2012, the interest rate on the Amended Secured Revolving Credit Facility was 3.49%. In addition, the Borrowers are required to pay a facility fee to the lenders equal to between 0.35% and 0.50% per annum based on the amount of unused borrowings under the Amended Secured Revolving Credit Facility. During the three and six months ended June 30, 2012, the Company incurred $0.2 million in interest expense on amounts outstanding on the Amended Secured Revolving Credit Facility. During the three and six months ended June 30, 2012, the Company incurred $0.2 million and $0.4 million, respectively, of unused facility fees.
The Amended Secured Revolving Credit Facility contains customary covenants that include restrictions on the ability to make acquisitions and other investments, pay dividends, incur additional indebtedness, engage in non-healthcare related business activities, enter into transactions with affiliates and sell or otherwise transfer certain assets as well as customary events of default. The Amended Secured Revolving Credit Facility also requires the Company, through the Borrowers, to comply with specified financial covenants, which include a maximum leverage ratio, a minimum fixed charge coverage ratio and a minimum tangible net worth requirement. As of June 30, 2012, the Company was in compliance with all applicable financial covenants under the Amended Secured Revolving Credit Facility.
The Company incurred interest expense of $8.1 million and $15.8 million for the three and six months ended June 30, 2012, respectively, and $7.5 million and $15.1 million for the three and six months ended June 30, 2011, respectively. Interest expense includes deferred financing costs amortization of $0.9 million and $1.4 million for the three and six months ended June 30, 2012, respectively, and $0.5 million and $1.0 million for the three and six months ended June 30, 2011, respectively. Amortization of deferred financing costs for the three and six months ended June 30, 2012 includes $0.2 million in write-offs related to the refinancing of the mortgage notes. As of June 30, 2012 and December 31, 2011, the Company had $3.7 million and $4.0 million, respectively, of accrued interest included in accounts payable and accrued liabilities on the accompanying condensed consolidated balance sheets.
The following is a schedule of maturities for the Company’s outstanding debt as of June 30, 2012 (in thousands):

	Mortgage Indebtedness (1)	Senior Notes	Amended Secured Revolving Credit Facility	Total
July 1, 2012 through December 31, 2012	$1,701	$—	$—	$1,701
2013	3,690	—	—	3,690
2014	3,902	—	—	3,902
2015	86,291	—	42,500	128,791
2016	1,920	—	—	1,920
Thereafter	59,876	225,000	—	284,876
	$157,380	$225,000	$42,500	$424,880

(1)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of June 30, 2012.

DEBT

Mortgage Indebtedness. The Company’s mortgage notes payable consist of the following (dollars in thousands):

Interest Rate Type	Principal Outstanding as of December 31, 2011 (2)	Principal Outstanding as of December 31, 2010 (2)	Weighted Average Interest Rate at December 31, 2011	Maturity Date
Fixed Rate	$98,739	$100,610	6.29%	August 2015 - June 2047
Variable Rate(1)	59,159	60,315	5.50%	August 2015
	$157,898	$160,925

(1)	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.5% (subject to a 1.0% floor).

(2)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011 and 2010.
8.125% Senior Notes due 2018. On October 27, 2010, the Operating Partnership and Sabra Capital Corporation, wholly owned subsidiaries of the Company (the “Issuers”), issued $225.0 million aggregate principal amount of senior, unsecured notes (the “Senior Notes”) in a private placement. The Senior Notes were sold at par, resulting in gross proceeds of $225.0 million and net proceeds of approximately $219.9 million after deducting commissions and expenses. On December 6, 2010, substantially all of the net proceeds were used by Sun to redeem the$200.0 million in aggregate principal amount outstanding of Old Sun’s 9.125% senior subordinated notes due 2015, including accrued and unpaid interest and the applicable redemption premium. In March 2011, the Issuers completed an exchange offer to exchange the Senior Notes for substantially identical 8.125% senior unsecured notes registered under the Securities Act of 1933, as amended (also referred to herein as the “Senior Notes”).
The obligations under the Senior Notes are fully and unconditionally guaranteed, jointly and severally, on an unsecured basis, by Sabra and certain of Sabra’s other existing and, subject to certain exceptions, future subsidiaries; provided, however, that such guarantees are subject to release under certain customary circumstances.  See "Note 13. Summarized Condensed Consolidating Information" for additional information concerning the circumstances pursuant to which the guarantors will be automatically and unconditionally released from their obligations under the guarantees.
The Senior Notes are redeemable at the option of the Issuers, in whole or in part, at any time, and from time to time, on or after November 1, 2014, at the redemption prices set forth in the indenture governing the Senior Notes (the “Indenture”), plus accrued and unpaid interest to the applicable redemption date. In addition, prior to November 1, 2014, the Issuers may redeem all or a portion of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium, plus accrued and unpaid interest to the applicable redemption date. At any time, or from time to time, on or prior to November 1, 2013, the Issuers may redeem up to 35% of the principal amount of the Senior Notes, using the proceeds of specific kinds of equity offerings, at a redemption price of 108.125% of the principal amount to be redeemed, plus accrued and unpaid interest, if any, to the applicable redemption date. Assuming the Senior Notes are not redeemed, the Senior Notes mature on November 1, 2018.
The Indenture governing the Senior Notes contains restrictive covenants that, among other things, restrict the ability of Sabra, the Issuers and their restricted subsidiaries to: (i) incur or guarantee additional indebtedness; (ii) incur or guarantee secured indebtedness; (iii) pay dividends or distributions on, or redeem or repurchase, their capital stock; (iv) make certain investments or other restricted payments; (v) sell assets; (vi) create liens on their assets; (vii) enter into transactions with affiliates; (viii) merge or consolidate or sell all or substantially all of their assets; and (ix) create restrictions on the ability of Sabra and its restricted subsidiaries to pay dividends or other amounts to Sabra. The Indenture governing the Senior Notes also provides for customary events of default, including, but not limited to, the failure to make payments of interest or premium, if any, on, or principal of, the Senior Notes, the failure to comply with certain covenants and agreements specified in the Indenture for a period of time after notice has been provided, the acceleration of other indebtedness resulting from the failure to pay principal on such other indebtedness prior to its maturity, and certain events of insolvency. If any event of default occurs, the principal of, premium, if any, and accrued interest on all the then outstanding Senior Notes may become due and payable immediately. As of December 31, 2011, the Company was in compliance with all applicable financial covenants under the Senior Notes.

Secured Revolving Credit Facility. On November 3, 2010, the Operating Partnership and certain subsidiaries of the Operating Partnership (together with the Operating Partnership, the “Borrowers”) entered into a secured revolving credit facility with certain lenders as set forth in the related credit agreement and Bank of America, N.A., as Administrative Agent, Swing Line Lender and L/C Issuer (each as defined in such credit agreement). The secured revolving credit facility is secured by, among other things, a first priority lien against certain of the properties owned by certain of the Company's subsidiaries. The obligations of the Borrowers under the secured revolving credit facility are guaranteed by the Company and certain of its subsidiaries. This credit facility provided for up to a $100.0 million secured revolving credit facility. As of December 31, 2011, there were no amounts outstanding on the Company's secured revolving credit facility and as of December 31, 2011, the Company was in compliance with all applicable financial covenants under the secured revolving credit facility. During the year ended December 31, 2011, the Company incurred $0.5 million of unused facility fees.

On February 10, 2012, the Borrowers amended the secured revolving credit facility (the “Amended Secured Revolving Credit Facility”) to increase the borrowing capacity from $100.0 million to $200.0 million (up to $20.0 million of which may be utilized for letters of credit) and to include an accordion feature that allows the Borrowers to increase borrowing availability under the Amended Secured Revolving Credit Facility by up to an additional $150.0 million, subject to certain terms and conditions. Borrowing availability under the Amended Secured Revolving Credit Facility is subject to a borrowing base calculation based on, among other factors, the lesser of (i) the mortgageability cash flow (as such term is defined in the credit agreement ) or (ii) the appraised value, in each case of the properties securing the Amended Secured Revolving Credit Facility. The entire $200.0 million was available for borrowing under the Amended Secured Revolving Credit Facility as of the amendment date. Borrowing availability under the Amended Secured Revolving Credit Facility terminates, and all borrowings mature, on February 10, 2015, subject to a one-year extension option.
Borrowings under the Amended Secured Revolving Credit Facility bear interest on the outstanding principal amount at a rate equal to an applicable percentage plus, at the Borrowers' option, either (a) LIBOR or (b) a base rate determined as the greater of (i) the federal funds rate plus 0.5%, (ii) the prime rate, and (iii) one-month LIBOR plus 1.0% (the “Base Rate”). The applicable percentage for borrowings will vary based on the Consolidated Leverage Ratio, as defined in the amended credit agreement, and will range from 2.00% to 3.00% per annum for borrowings at the Base Rate and 3.00% to 4.00% per annum for LIBOR based borrowings. In addition, the Borrowers are required to pay a facility fee to the lenders equal to between 0.35% and 0.50% per annum based on the amount of unused borrowings under the Amended Secured Revolving Credit Facility.
The Amended Secured Revolving Credit Facility contains customary covenants that include restrictions on the ability to make acquisitions and other investments, pay dividends, incur additional indebtedness, engage in non-healthcare related business activities, enter into transactions with affiliates and sell or otherwise transfer certain assets as well as customary events of default. The Amended Secured Revolving Credit Facility also requires the Company, through the Borrowers, to comply with specified financial covenants, which include a maximum leverage ratio, a minimum fixed charge coverage ratio and a minimum tangible net worth requirement.
During the year ended December 31, 2011 and for the period from Separation Date through December 31, 2010, the Company incurred interest expense of $30.3 million and $3.9 million, respectively. Included in interest expense for the year ended December 31, 2011 and for the period from Separation Date through December 31, 2010, was $2.0 million and $0.2 million, respectively, of deferred financing costs amortization. As of December 31, 2011 and 2010, the Company had $4.0 million and $4.2 million, respectively, of accrued interest included in accounts payable and accrued liabilities on the accompanying consolidated balance sheets.
The following is a schedule of maturities for the Company’s outstanding debt as of December 31, 2011 (in thousands):

	Mortgage Indebtedness (1)	Senior Notes	Secured Revolving Credit Facility	Total
2012	$3,204	$—	$—	$3,204
2013	3,428	—	—	3,428
2014	3,649	—	—	3,649
2015	86,048	—	—	86,048
2016	1,689	—	—	1,689
Thereafter	59,880	225,000	—	284,880
	$157,898	$225,000	$—	$382,898

(1)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011.